INCOME TAX - Deferred tax asset and liabilities classification (Details) $ in Millions	6 Months Ended
Jun. 30, 2024 COP ($)
Asset Deferred Tax:
December 31, 2023	$ 2,116,516
Effect on Income Statement	(138,390)
Effect on OCI	172,781
Tax Made	(67,605)
Foreign Exchange	55,922
Adjustments for consolidation purposes	123,404
June 30, 2024	2,262,628
Liability Deferred Tax:
December 31, 2023	(3,216,134)
Effect on Income Statement	(270,878)
Effect on OCI	17,114
Effect on Equity	(161)
Foreign Exchange	(12,002)
Adjustments for consolidation purposes	(111,933)
June 30, 2024	(3,593,994)
Net Deferred Tax
December 31, 2023	(1,099,618)
Effect on Income Statement	(409,268)
Effect on OCI	189,895
Effect on Equity	(161)
Tax Made	(67,605)
Foreign Exchange	43,920
Adjustments for consolidation purposes	11,471
June 30, 2024	(1,331,366)
Property and equipment
Asset Deferred Tax:
December 31, 2023	5,982
Effect on Income Statement	(1,810)
Foreign Exchange	(3,703)
Adjustments for consolidation purposes	371
June 30, 2024	840
Employee Benefits
Asset Deferred Tax:
December 31, 2023	259,406
Effect on Income Statement	9,123
Effect on OCI	(5,386)
Foreign Exchange	2,449
June 30, 2024	265,592
Deterioration assessment
Asset Deferred Tax:
December 31, 2023	416,452
Effect on Income Statement	33,629
Foreign Exchange	31,389
Adjustments for consolidation purposes	113,938
June 30, 2024	595,408
Investments evaluation
Asset Deferred Tax:
December 31, 2023	5,061
Effect on Income Statement	737
Effect on OCI	13
Foreign Exchange	10
Adjustments for consolidation purposes	7,906
June 30, 2024	13,727
Derivatives Valuation
Asset Deferred Tax:
December 31, 2023	235,067
Effect on Income Statement	(83,106)
Adjustments for consolidation purposes	1,189
June 30, 2024	153,150
Tax credits settlement
Asset Deferred Tax:
December 31, 2023	34,940
Effect on Income Statement	28,015
Foreign Exchange	2,587
June 30, 2024	65,542
Financial Obligations
Asset Deferred Tax:
Effect on Income Statement	53,889
June 30, 2024	53,889
Insurance operations
Asset Deferred Tax:
December 31, 2023	13,319
Effect on Income Statement	487
Foreign Exchange	1,136
June 30, 2024	14,942
Net investment coverage in operations abroad
Asset Deferred Tax:
December 31, 2023	528,438
Effect on Income Statement	(100,786)
Effect on OCI	178,154
Tax Made	(67,605)
June 30, 2024	538,201
Other deductions
Asset Deferred Tax:
December 31, 2023	241,635
Effect on Income Statement	(78,518)
Foreign Exchange	6,178
June 30, 2024	169,295
Implementation adjustment
Asset Deferred Tax:
December 31, 2023	376,216
Effect on Income Statement	(50)
Foreign Exchange	15,876
June 30, 2024	392,042
Property and equipment
Liability Deferred Tax:
December 31, 2023	(144,988)
Effect on Income Statement	26,553
Foreign Exchange	(1,735)
Adjustments for consolidation purposes	2,592
June 30, 2024	(117,578)
Deterioration assessment
Liability Deferred Tax:
December 31, 2023	(113,391)
Effect on Income Statement	(371,946)
Foreign Exchange	(2,741)
Adjustments for consolidation purposes	(137,492)
June 30, 2024	(625,570)
Participatory titles evaluation
Liability Deferred Tax:
December 31, 2023	(369,809)
Effect on Income Statement	(47,509)
Effect on OCI	16,224
Foreign Exchange	2,316
Adjustments for consolidation purposes	13,803
June 30, 2024	(384,975)
Derivatives evaluation
Liability Deferred Tax:
December 31, 2023	(10,045)
Effect on Income Statement	8,333
Foreign Exchange	(655)
Adjustments for consolidation purposes	823
June 30, 2024	(1,544)
Lease restatement
Liability Deferred Tax:
December 31, 2023	(215,411)
Effect on Income Statement	(53,693)
June 30, 2024	(269,104)
Investments in associates Adjustment for equity method
Liability Deferred Tax:
December 31, 2023	(79,584)
Effect on Income Statement	(1,192)
Effect on OCI	890
Effect on Equity	(161)
Foreign Exchange	38,167
Adjustments for consolidation purposes	8,341
June 30, 2024	(33,539)
Financial Obligations
Liability Deferred Tax:
December 31, 2023	(179,947)
Effect on Income Statement	179,453
Foreign Exchange	(58)
June 30, 2024	(552)
Goodwill
Liability Deferred Tax:
December 31, 2023	(1,573,966)
Effect on Income Statement	350
Foreign Exchange	(575)
June 30, 2024	(1,574,191)
Insurance operations
Liability Deferred Tax:
December 31, 2023	(13,949)
Effect on Income Statement	(181)
Foreign Exchange	(1,190)
June 30, 2024	(15,320)
Properties received in payment
Liability Deferred Tax:
December 31, 2023	(148,462)
Effect on Income Statement	39,103
Foreign Exchange	(1,129)
June 30, 2024	(110,488)
Other deductions
Liability Deferred Tax:
December 31, 2023	(366,557)
Effect on Income Statement	(50,149)
Foreign Exchange	(44,402)
June 30, 2024	(461,108)
Implementation adjustment
Liability Deferred Tax:
December 31, 2023	(25)
June 30, 2024	$ (25)